Summary Of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Preparation
The Company has prepared its unaudited condensed consolidated financial statements in accordance with General Accepted Accounting Principles (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. In addition, the unaudited condensed consolidated financial statements include the Company’s proportionate share of the earnings or losses of its joint venture and a corresponding increase or decrease to its investment, with recorded losses limited to the carrying value of the Company’s investment. All intercompany transactions and balances have been eliminated upon consolidation.
For accounting purposes, the Merger constituted a reverse recapitalization (the “Reverse Recapitalization”), with Osprey treated as the “acquired” company and Legacy BlackSky as the “acquirer”. The Reverse Recapitalization was treated as the equivalent of Legacy BlackSky issuing equity for the net assets of Osprey, accompanied by a recapitalization, rather than a business combination, which would include goodwill and intangible assets. Legacy BlackSky was considered the acquirer based on the facts and circumstances, including the following:

•	Legacy BlackSky’s former stockholders hold a majority ownership interest in BlackSky;

•	Legacy BlackSky’s existing senior management team comprise senior management of BlackSky;

•	Legacy BlackSky was able to designate all but one director to BlackSky’s board prior to the registration on Form S-4 being declared effective;

•	Legacy BlackSky is the larger of the companies based on historical operating activity and employee base; and

•	Legacy BlackSky’s operations comprise the ongoing operations of BlackSky.
Accordingly, all historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of Legacy BlackSky and its wholly owned subsidiaries “as if” Legacy BlackSky is the predecessor and legal successor. The historical operations of Legacy BlackSky are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Legacy BlackSky prior to the Merger; (ii) the combined results of Osprey and Legacy BlackSky following the Merger; (iii) the assets and liabilities of Legacy BlackSky at their historical carrying value; and (iv) the Company’s equity structure for all periods presented.
The Company’s unaudited condensed consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, including derivative financial instruments and certain outstanding debt, which are stated at fair value. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements and notes included in this document. Unless otherwise indicated, amounts presented in the Notes pertain to the Company’s continuing operations (Note 8). In management’s opinion, all adjustments of a normal recurring nature that are necessary for a fair statement of the accompanying unaudited condensed consolidated financial statements have been included.

Basis of Preparation
The Company has prepared its consolidated financial statements in accordance with GAAP. The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. In addition, the consolidated financial statements include the Company’s proportionate share of the earnings or losses of its joint venture and a corresponding increase or decrease to its investment, with recorded losses limited to the carrying value of the Company’s investment. All intercompany transactions and balances have been eliminated upon consolidation.
For accounting purposes, the Merger constituted a reverse recapitalization (the “Reverse Recapitalization”), with Osprey treated as the “acquired” company and Legacy BlackSky as the “acquirer”. The Reverse Recapitalization was treated as the equivalent of Legacy BlackSky issuing equity for the net assets of Osprey, accompanied by a recapitalization, rather than a business combination, which would include goodwill and intangible assets. Legacy BlackSky was considered the acquirer based on the facts and circumstances, including the following:

•	Legacy BlackSky’s former stockholders hold a majority ownership interest in BlackSky;

•	Legacy BlackSky’s existing senior management team comprise senior management of BlackSky;

•	Legacy BlackSky was able to designate all but one director to BlackSky’s board prior to the registration on Form S-4 being declared effective;

•	Legacy BlackSky is the larger of the companies based on historical operating activity and employee base; and

•	Legacy BlackSky’s operations comprise the ongoing operations of BlackSky.
Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of Legacy BlackSky and its wholly owned subsidiaries “as if” Legacy BlackSky is the predecessor and legal successor. The historical operations of Legacy BlackSky are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Legacy BlackSky prior to the Merger; (ii) the combined results of Osprey and Legacy BlackSky following the Merger; (iii) the assets and liabilities of Legacy BlackSky at their historical carrying value; and (iv) the Company’s equity structure for all periods presented.
In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $
0.0001
par value per share issued to Legacy BlackSky’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy BlackSky redeemable convertible preferred stock and Legacy BlackSky class A common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement. Activity within the consolidated statements of stockholders’ equity for the issuances and repurchases of Legacy BlackSky’s redeemable convertible preferred stock, were also retroactively exchanged for Osprey class A common stock.
Unless otherwise indicated, amounts provided in the Notes pertain to the Company’s continuing operations (See Note 7 for information on discontinued operations).

Emerging Growth Company
Emerging Growth Company
The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “Jobs Act”). The JOBS Act permits companies with EGC status to take advantage of an extended transition period to comply with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period to enable it to defer the adoption of new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided for by the JOBS Act. As a result, the Company’s financial statements may not be comparable to companies that comply with the new or revised accounting standards as of public company effective dates.
In addition, the Company intends to rely on the other exemptions and reduced reporting requirements provided by the JOBS Act. Subject to certain conditions set forth in the JOBS Act, if, as an EGC, the Company intends to rely on such exemptions, the Company is not required to, among other things: (i) provide an auditor’s attestation report on its system of internal controls over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act; (ii) provide all of the compensation disclosure that may be required of non-emerging
growth public companies under the Dodd Frank Wall Street Reform and Consumer Protection Act; (iii) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis); and (iv) disclose certain executive compensation related items such as the correlation between executive compensation and performance and comparisons of the Chief Executive Officer’s compensation to median employee compensation.

Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements
The Company has restated its previously reported consolidated financial statements for the years ended December 31, 2020 and 2019 for an accounting error that the Company has concluded is not material to the Company’s previously reported consolidated financial statements. All information presented in the consolidated financial statements and the related notes have been appropriately restated. A description of the error is described below.

Stock-based Compensation
Stock-Based Compensation
Restricted Stock Awards and Restricted Stock Units
The estimated fair value of RSAs and RSUs are measured based on the grant date estimated fair value of Legacy BlackSky’s class A common stock. In order to determine the fair value of its class A common stock on the date of grant and prior to the Merger, Legacy BlackSky historically performed a valuation analysis using a combination of market and income approaches. Subsequent to the Merger, the Company uses the New York Stock Exchange (“NYSE”) trading price as the fair value of the class A common stock for valuation purposes. For all awards for which vesting is only subject to a service condition, including those subject to graded vesting, the Company has elected to use the straight-line method to amortize the fair value as compensation cost over the requisite service period.
Certain of the Company’s outstanding RSUs had performance vesting conditions that were triggered upon the consummation of the Merger. Therefore, since the performance conditions attributable to these RSUs had been met, the Company commenced recording the associated compensation expense, inclusive of a catch-up
amount for the service period between their grant date and satisfaction of the performance condition, as of the closing of the Merger. The fair value of the RSUs that include a performance condition is amortized to compensation expense over the requisite service period using the accelerated attribution method, which accounts for RSUs with discrete vesting dates as if they were a separate award. Expense related to share-based payments is classified in the unaudited condensed consolidated statements of operations and comprehensive loss based upon employees’ cash compensation. The Company recognized share-based compensation expense in imagery & software analytical service costs, excluding depreciation and amortization, and selling, general and administration expense on its unaudited condensed consolidated statements of operations.
Stock Options
The Company uses the Black-Scholes option pricing model to value all options and the straight-line method to amortize the fair value as compensation cost over the requisite service period. The fair value of each option granted was estimated as of the date of grant. Having elected to move towards RSAs and RSUs, the Company did not grant any options during the nine months ended September 30, 2021 under the 2014 Plan; however, the Company expects to award options to certain of its officers under the 2021 Plan (defined below). The Company’s uses the following inputs under Black-Scholes as follows:.
Expected Dividend Yield
. The Black-Scholes valuation model requires an expected dividend yield as an input. The dividend yield is based on historical experience and expected future changes. The Company currently has no plans to pay dividends on its class A common stock.
Expected Volatility
. The expected volatility of Legacy BlackSky’s class A common stock was estimated based upon the historical share price volatility of comparable publicly traded companies.
Risk-free Interest Rate
. The yield on actively traded
non-inflation
indexed U.S. Treasury notes was used to extrapolate an average risk-free interest rate based on the expected term of the underlying grants.
Expected Term.
The expected term is the estimated duration to a liquidation event based on a weighted average consideration of the most likely exit prospects for this stage of development. Legacy BlackSky was privately funded, and the lack of marketability was factored into the expected term of options granted. The Company will review its estimate in the future and adjust it, if necessary, due to changes in the Company’s historical exercises.
The most significant assumption used to determine the fair value of the Legacy BlackSky equity-based awards was the estimated fair value of the class A common stock on the grant date. In order to the determine the fair value of the class A common stock on the date of grant, Legacy BlackSky historically performed a valuation analysis using a combination of market and incomes approaches. Subsequent to the Merger, the Company uses the NYSE trading price as the fair value of its common stock for valuation purposes.
Legacy BlackSky historically adjusted the exercise price of certain outstanding stock options. For each award with an adjusted exercise price, Legacy BlackSky calculated the incremental fair value, which was the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. The incremental fair value was recognized as stock-based compensation expense immediately to the extent that the modified stock option already vested, and for stock options that were not yet vested, the incremental fair value has been recognized as stock-based compensation expense over the remaining vesting period.

Stock-based Compensation
The Company incorrectly calculated expenses relating to stock-based compensation to certain vested and unvested options and restricted stock awards (“RSA”). The correction of the error resulted in a decrease in stock-based compensation expense of $
3.0
thousand for the year ended December 31, 2020, and an increase in additional paid in capital and accumulated deficit of $
0.5
million as of December 31, 2020. The correction of the error resulted in an increase in stock-based compensation expense of $
0.1
million, for the year ended December 31, 2019 and an increase in additional paid in capital and accumulated deficit of $
0.5
million as of December 31, 2019. The correction of the error resulted in an increase in accumulated deficit and additional paid in capital of $
0.4
million as of January 1, 2019. There is no net impact to the cash flow statement.
The Company assessed the quantitative and qualitative factors associated with the foregoing errors in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 and 108, Materiality, and ASC 250, Presentation of Financial Statements, and concluded that they were not material, on an individual or aggregate basis, to any of the Company’s previously reported annual or interim consolidated financial statements. Notwithstanding this conclusion, the Company further concluded to correct the errors by restating the accompanying consolidated financial statements for the years ended December 31, 2020 and 2019 and related notes to give effect to the correction of this error.

Use of Estimates
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could materially differ from these estimates. Significant estimates made by the Company relate to revenue and associated cost recognition, the collectability of accounts receivable, the recoverability and useful lives of property and equipment, the valuation of equity warrants and warrant liabilities, fair value estimates, the recoverability of goodwill and intangible assets, the provision for income taxes, and stock-based compensation.

Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could materially differ from those estimates. Significant estimates made by the Company relate to revenue and associated cost recognition, the collectability of accounts receivable, the recoverability and useful lives of property and equipment, the valuation of equity warrants and warrant liabilities, fair value
estimates, the recoverability of goodwill and intangible assets, the provision for income taxes, and stock-based compensation.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents are comprised of cash in banks and highly liquid investments with original maturities of three months or less.
Restricted Cash
Restricted Cash
The Company classifies cash as restricted when the cash is unavailable for withdrawal or usage for general operations. Restricted cash represents certificates of deposits held by a bank as a compensating balance for letters of credit, which facilitate certain contracts with customers, and cash collateral for leases and other contracts.

Accounts Receivable—net
Accounts Receivable—net
Accounts receivable are customer obligations due to the Company under normal trade terms. The majority of the Company’s sales are with U.S. federal government and agencies. Management performs continuing credit evaluations on each customer’s financial condition and reviews accounts receivable on a periodic basis to determine if any accounts receivable will potentially be uncollectible. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an accounts receivable balance have failed, the accounts receivable balance is written off against the allowance for doubtful accounts. The Company assessed all existing accounts receivable as collectible as of December 31, 2020 and 2019, and accordingly the Company has not recorded an allowance for doubtful accounts.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses are advance payments made in the ordinary course of business and are amortized on a straight-line basis over the period of benefit. Other current assets consist primarily of non-trade
receivables.

Property and Equipment—net
Property and Equipment—net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation expense is recognized in the consolidated statements of operations and comprehensive loss on a straight-line basis over the estimated useful life of the related asset to its residual value.
The estimated useful lives are as follows:

Asset	Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term
Capitalized satellite costs include material costs, labor costs incurred from the start of the pre-acquisition
stage through the construction stage, and the costs incurred to launch the satellite into orbit for its intended use. Labor costs incurred prior to and after the pre-acquisition
and construction stages are charged to expense. Once the satellite has reached orbit and makes contact with the Company’s network the Company commences depreciation. The designated useful life of the Company’s satellites is estimated to be three years, and depreciation is recognized using the straight-line method. Subsequent to launch, the Company’s satellites must meet certain performance and operational criteria to be deemed
commercially viable. If the criteria are not met, the Company assesses the satellite for impairment.

Goodwill, Intangible Assets—net, and Other Long-Lived Assets
Goodwill, Intangible Assets—net, and Other Long-Lived Assets
Goodwill
Goodwill represents the excess of purchase price over the fair value of the identifiable assets acquired less the liabilities assumed in the acquisition of a business.
Goodwill is tested annually for impairment at December 31, or more frequently if events or circumstances indicate that the carrying value of goodwill may be impaired. Goodwill is tested for impairment at the reporting unit level by comparing the reporting unit’s carrying amount to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
The Company continuously evaluates whether indicators of impairment exist to determine whether it is necessary to perform a quantitative goodwill impairment test. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include (a) a significant decline in the Company’s expected future cash flows; (b) a significant adverse change in legal factors or in the business climate; (c) unanticipated competition; (d) the testing for recoverability of a significant asset group within a reporting unit; or (e) slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of goodwill and could have a material impact on the consolidated financial statements.
Long-Lived Assets and Finite-Lived Intangible Assets
The Company reviews long-lived assets, including finite-lived intangible assets, property and equipment, satellite procurement work in process and other long-term assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Significant judgments in this area involve determining whether a triggering event has occurred and determining the future cash flows for assets involved. In conducting this analysis, the Company compares the undiscounted cash flows expected to be generated from the long-lived assets (or asset group) to the related net book values. If the undiscounted cash flows exceed the net book value, the long-lived assets are considered not to be impaired. If the net book value exceeds the undiscounted cash flows, an impairment charge is measured and recognized based upon the difference between the carrying value of long-lived assets (or asset group) and their fair value.
Intangible assets subject to amortization include customer backlog and relationships, domain names, distribution agreements, and technology. Such intangible assets, excluding customer-related intangibles, are amortized on a straight-line basis over their estimated useful lives, which are generally two to five years. Customer-related intangible assets are amortized on either a straight-line or accelerated basis, depending upon the pattern in which the economic benefits of the intangible asset are utilized.
The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Asset	Estimated useful lives-years
Distribution agreements	2
Customer backlog and relationships	1-10
Technology	3-5

Satellite Procurement Work in Process
Satellite Procurement Work in Process
Satellite procurement work in process primarily represent deposits paid to (a) LeoStella for the progress payments associated with the engineering, long lead procurement of satellite components, and manufacturing of the Company’s satellites and (b) launch service vendors for the costs associated with launching the Company’s satellites. Satellite procurement work in process capitalized, but not yet paid, are recognized as the Company has the rights to the in-process
assets that LeoStella is engineering on the Company’s behalf or a refund of amounts paid to date, less certain costs. At launch, these costs, and other costs incurred to put a satellite into service, are aggregated and reclassified as property and equipment, subject to depreciation (Note 8).

Contingent Liabilities
Contingent Liabilities
The Company may become involved in litigation or other financial claims in the normal course of its business operations. The Company periodically analyzes currently available information relating to these claims, assesses the probability of loss, and provides a range of possible contingencies when it believes that sufficient and appropriate information is available. The Company accrues a liability for those contingencies where the occurrence of a loss is probable and the amount can be reasonably estimated.

Debt Issuance Costs and Debt Discount
Debt Issuance Costs and Debt Discount
Debt issuance costs are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. In prior years a debt discount was recorded upon the issuance of detachable warrants, which were granted in conjunction with the issuance of debt and calculated at fair market value as described in Note 20. The debt discount is also amortized to interest expense using the effective interest method over the life of the related debt. Short-term and long-term debt are presented net of the unamortized debt issuance costs and debt discount in the consolidated balance sheets.
The Company incurred issuance costs in connection with the Omnibus Agreement and Waiver Agreement and Conversion Election (the “2019 Omnibus Agreement”) (Note 14) in the year ended December 31, 2019. Issuance costs directly identifiable with a specific debt transaction were assigned to that transaction and either expensed or capitalized based upon the nature of the respective debt refinancing transaction. The remaining costs not specifically identifiable with a transaction were allocated based on the relative fair value of the outstanding debt amounts. Allocated third-party costs, as well as specifically identifiable third-party advisory and appraisal costs to rollover the debt into a new loan facility, were expensed. Third-party issuance costs allocated to the conversion of debt into equity were recorded to additional paid-in-capital.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company accounts for certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The process for analyzing the fair value measurement of certain financial instruments on a recurring, or non-recurring,
basis includes significant judgment and estimates of inputs including, but not limited to, volatility, discount for lack of marketability, application of an appropriate discount rate, and probability of liquidating events. The Company utilizes the market valuation methodology and specific option pricing methodology to value the more complex financial instruments and the Black-Scholes option-pricing model to value standard common stock warrants.
The framework for measuring fair value specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).
The three levels of the fair value hierarchy are as follows:
Level
 1 Inputs
—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level
 2 Inputs
—Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level
 3 Inputs
—Inputs are unobservable inputs which reflect the Company’s own assumptions on what assumptions the participants would use in pricing the asset or liability based on the best available information.

Equity Method Investments
Equity Method Investments
Investments where the Company has the ability to exercise significant influence, but not control, are accounted for under the equity method of accounting and are included in investment in equity method investees on the Company’s consolidated balance sheets. Significant influence typically exists if the Company has a 20% to 50% ownership interest in the investee. Under this method of accounting, the Company’s share of the net earnings or losses of the investee are included in the Company’s consolidated statements of operations and comprehensive loss’.
Equity method investments are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period.
Intra-entity profits arising from the sale of assets from the equity method investments to the Company are eliminated and deferred if those assets are still held by the Company at the end of the reporting period. The intra-entity profits will be recognized as the assets are consumed or sold to an external third party.

Classification of Preferred Stock as Temporary Equity
Classification of Preferred Stock as Temporary Equity
The Company applies the guidance in ASC 480, “
Distinguishing Liabilities from Equity
”, to determine the classification of financial instruments issued. The Company first determines if the instruments should be classified as liabilities under this guidance based on the redemption features, if mandatorily redeemable or not, and the method of redemption, if in cash, a variable number of shares or a fixed number of shares.
If the terms provide that an instrument is mandatorily redeemable in cash, or the holder can compel a settlement in cash, or will be settled in a variable number of shares predominantly based on a fixed monetary amount, the instrument is generally classified as a liability. Instruments that are settled by issuing a fixed number of shares are generally classified as equity instruments. None of the Company’s redeemable convertible preferred stock was accounted for as a liability as none of the above mentioned conditions were present.
The Company’s certification of incorporation, as amended, does not provide redemption rights to the holders of the preferred shares. If a liquidation event occurs, all the funds and assets of the Company available for distribution among all the stockholders shall be distributed based on a defined mechanism. Although the preferred shares are not redeemable, in the event of certain “deemed liquidation events” that are not solely within the Company’s control (including merger, acquisition, or sale of all or substantially all of the Company’s assets, or public offerings), the holders of the preferred shares would be entitled to preference amounts paid before distribution to other stockholders and hence effectively redeeming the preference amount outside of the Company’s control. In accordance with Accounting Series Release
No. 268 (“ASR 268”) and ASC 480, the Company’s convertible preferred shares are classified outside of stockholders’ deficit as a result of these in-substance
contingent redemption rights. As of December 31, 2020 and 2019, the Company did not adjust the carrying values of the convertible preferred shares to the deemed liquidation values of such shares since a liquidation event was not probable of occurring.

Revenue Recognition
Revenue Recognition
The Company generates revenues from the sale of imagery & software analytical services and engineering & systems integration. Imagery & software analytical services revenues include imagery, data, software, and analytics, including professional services. These revenues are recognized from the rendering of imagery & software analytical services under cost-plus-fixed-fee
contracts, firm fixed price contracts, or on a time and materials basis. Engineering & systems integration revenues include engineering and integration from long-term construction contracts.
The Company adopted the provisions of the new revenue recognition standard, Accounting Standards Update
No. 2014-09,
“
Revenue from Contracts with Customers (Topic 606)
”
(“ASC 606”), for the fiscal year beginning January 1, 2020 using the modified retrospective adoption method for the contracts that were not completed at the date of initial application. Concurrent with the adoption of the new standard, the Company has updated its revenue recognition policy in accordance with the five-step model set forth under ASC 606.
The Company generates revenues primarily through contracts with government agencies. Most of the contracts include multiple promises, which are generally separated as distinct performance obligations. The Company allocates the transaction price to each performance obligation based on the relative standalone selling prices using observable sales transactions where applicable.
Revenue is measured at the fair value of consideration received or receivable and net of discounts. The Company applies a policy election to exclude transaction taxes collected from customer sales when the tax is both imposed on and concurrent with a specific revenue-producing transaction. The Company estimates any variable consideration, and whether the transaction price is constrained, upon execution of each contract. The Company did not have any active contracts with significant variable consideration as of September 30, 2021.
The estimation of total revenue and costs at completion for fixed price projects is subject to many variables and requires judgment. The Company typically recognizes changes in contract estimates on a cumulative catch-up
basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in a prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue, if the current estimate differs from the previous estimate. If at any time, the estimate of profitability for a performance obligation indicates a probable anticipated loss, the Company recognizes the total loss for the performance obligation in the period it is identified. Changes in estimates related to contracts accounted for using the cost-to-cost
measure of progress are recognized in the period in which such changes are made for the inception-to-date
effect of the changes. For the three and nine months ended September 30, 2021, the Company recognized a $1.6 million unfavorable impact to revenue attributable to changes in estimates for two engineering and systems integration contracts. During the three and nine months ended September 30, 2020, the Company’s change in estimate for a contract in a forward loss position accounted for using the cost-to-cost
measure increased $4.0 million and the remaining engineering & systems integration costs was $6.3 million. During the nine months ended September 30, 2021, there was no revenue recognized from performance obligations satisfied in previous periods.
Imagery & Software Analytical Services
Imagery
Imagery services include imagery delivered from the Company’s satellites in orbit via its Platform and in limited cases directly uploaded to certain customers. Imagery performance obligations are recognized as service revenues at the point-in-time
when the Company delivers images to the Platform or, in limited circumstances, ratably over the subscription period when the customer has a right to access the Platform for unlimited images.
Data, Software, and Analytics
The Company leverages proprietary artificial intelligence and machine learning algorithms to analyze data coming from both the Company’s proprietary sensor network and third-party sources to provide hard-to-get
data, insights, and analytics for customers. The Company continues to integrate and enhance its offerings by performing contract development, while retaining the intellectual property rights. The Company also provides technology enabled professional service solutions to support customer-specific software development requests, integration, testing, and training. The Company uses system engineers to support customer efforts to manage mass quantities of data. The Company also offers professional service solutions related to object detection, site monitoring, and enhanced analytics, through which the Company can detect key objects in critical locations such as ports, airports, and construction sites; monitor changes at, damages to or other anomalies in key infrastructure; and analyze stockpiles or other critical inventory.
Imagery & software analytical services revenues from data, software, and analytics contracts are recognized from the rendering of services over time on a cost-plus-fixed-fee,
firm fixed price, or time and materials basis. For firm fixed price contracts, the Company recognizes revenue using a cost-to-cost
measure of progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation (“EAC”). A performance obligation’s EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on contracts, as and when known. For contracts structured as cost-plus-fixed-fee
or on a time and materials basis, the Company generally recognizes revenue based on the
right-to-invoice
practical expedient, as the Company is contractually able to invoice the customer based on the control transferred to the customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date.
Engineering & Systems Integration
The Company develops and delivers advanced launch vehicle, satellite and payload systems for a limited number of customers that leverage the Company’s capabilities in mission systems engineering and operations, ground station operations, and software and systems development. These systems are sold to government customers under fixed price contracts. The Company generally recognizes revenue over time using the cost-to-cost
method to measure progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total EAC.
Imagery & Software Analytical Service and Engineering & Systems Integration Costs
Imagery & software analytical service costs primarily include internal aerospace and geospatial software development labor, third-party data and imagery, internal labor to support the ground stations and space operations, and cloud computing and hosting services.
Engineering & systems integration costs primarily include the cost of internal labor for product design, integration and engineering in support of long-term development contracts for launch vehicle, satellite and payload systems. The Company also incurs subcontract direct materials and external labor costs to build and test specific components such as the communications system, payload demands and sensor integration.
Costs are expensed as incurred except for incremental costs to obtain or fulfill a contract, which are capitalized and amortized on a systematic basis consistent with the transfer of goods and services. Fringe costs incurred within or allocated to the Company’s customers are classified as overhead (included in imagery & software analytical services and engineering & systems integration costs based on the nature of the contract). The Company does not have any contracts that are subject to U.S. Government Cost Accounting Standards.

Revenue Recognition
The Company generates revenues from the sale of services and products. Service revenues include imagery and data, software & analytics, including professional services, that are recognized from the rendering of services under cost-plus-fixed-fee,
firm fixed price, or on a time and materials basis. Product revenues include engineering and integration from long-term construction contracts.
The Company adopted the provisions of the new revenue recognition standard, Accounting Standards Update
No. 2014-09,
“Revenue from Contracts with Customers (Topic 606)”
(“ASC 606”), for the fiscal year beginning January 1, 2020 using the modified retrospective adoption method for the contracts that were not completed at the date of initial application. Concurrent with the adoption of the new standard, the Company has updated its revenue recognition policy in accordance with the five-step model set forth under ASC 606.
Revenue Recognition Prior to the Adoption of ASC 606
Revenues are recognized when the following four revenue recognition criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability is reasonably assured. The Company excludes from revenues all sales taxes assessed to its customers. Sales taxes are recorded within selling, general and administrative expense in the consolidated statements of operations and comprehensive loss and as accounts payable and accrued liabilities in the consolidated balance sheets until remitted to applicable local and state agencies. For firm fixed price contracts that include specified milestones which obligate both parties to perform, revenue is recognized based on the efforts-expended methodology or contract milestones achieved. Under the efforts-expended methodology, an evaluation of completion is done based on labor hours spent over total expected program hours. For all other contracts, revenue is recognized as services are performed and is generally based on the negotiated hourly rate in the contract and the number of hours worked during the period. Imagery revenue is recognized as the imagery is delivered to the customer.
Revenue Recognition Subsequent to the Adoption of ASC 606
The Company generates revenues through offering imagery; data, software and analytics; and engineering and integration solutions (including mission systems), primarily to government agencies. Most of the contracts include multiple promises which are generally separated as distinct performance obligations. The Company allocates the transaction price to each performance obligation based on the relative standalone selling prices using observable sales transactions where applicable.
Revenue is measured at the fair value of consideration received or receivable and net of discounts. The Company applies a policy election to exclude transaction taxes collected from customer sales when the tax is both imposed on and concurrent with a specific revenue-producing transaction. The Company estimates any variable consideration, and whether the transaction price is constrained, upon execution of each contract. The Company did not have any active contracts with significant variable consideration as of December 31, 2020.
The estimation of total revenue and costs at completion is subject to many variables and requires judgment. The Company typically recognizes changes in contract estimates on a cumulative catch-up
basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially
Data, Software and Analytics
The Company leverages proprietary artificial intelligence and machine learning algorithms to analyze data coming from both the Company’s proprietary sensor network and third-party sources to provide hard-to-get
data, insights and analytics for customers. The Company continues to integrate and enhance our products by performing contract development while retaining product rights. The Company provides technology enabled professional service solutions and to support customer-specific software development requests, integration, testing and training. The Company also provide systems engineers to support efforts to manage mass quantities of data. The Company also offers customers professional service solutions related to object detection, site monitoring and enhanced analytics through which the Company can detect key objects in critical locations such as ports, airports, and construction sites; monitor changes at, damages to or other anomalies in key infrastructure; and analyze stockpiles or other critical inventory
.
Services revenues from data, software and analytics contracts is recognized from the rendering of services over time on a cost-plus, firm fixed price, or time-and-materials
basis. For firm fixed price contracts, the Company recognizes revenue using a cost-to-cost
measure of progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation (“EAC”). A performance obligation’s EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on onerous contracts, as and when known. For contracts structured as cost-plus or on a time-and-materials
basis, the Company generally recognizes revenue based on the right-to-invoice
practical expedient, as the Company is contractually able to invoice the customer based on the control transferred to the customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date.
Engineering and Integration
The Company develops and delivers advanced launch vehicle, satellite and payload systems for customers that leverage the Company’s capabilities in mission systems engineering and operations, ground station operations, and software and systems development. These systems are typically sold to government customers under fixed price contracts.
satisfied in a prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue, if the current estimate differs from the previous estimate. If at any time the estimate of profitability for a performance obligation indicates a probable anticipated loss, the Company recognizes the total loss for the performance obligat
i
on in the period it is identified. Changes in estimates related to contracts accounted for using the cost-to-cost
measure of progress are recognized in the period in which such changes are made for the inception-to-date
effect of the changes. Changes in estimates on contracts for the year ended December 31, 2020 resulted in the reversal of $
1.5
 million of previously recognized product revenues and an increase in product costs for estimated contract losses of $
6.6
 million combined for three of the Company’s long-term construction contracts related to the design, development and manufacture of the

Company’s
Gen-3
satellites. The changes in estimates resulted from test readiness review failures in 2020 and changes in market conditions, including changes in customer demand for higher image resolution and broader analytical capabilities. These factors led to the Company’s decision to utilize a new payload design to satisfy contract requirements which resulted in additional unplanned contract costs. The remaining aggregate changes in estimates on contracts for the years ended December 31, 2020 and 2019 were immaterial. During the year ended December 31, 2020, there was no
revenue recognized from performance obligations satisfied in previous periods.
Imagery
Imagery services include imagery delivered from the Company’s satellites in orbit via an online secure platform. Imagery performance obligations are recognized as service revenues at the point-in-time
when the Company delivers images to the platform or, in limited circumstances, ratably over the subscription period when the customer has a right to access the online secure platform for unlimited images.

Service and Product Costs
Service and Product Costs
Service costs primarily include internal aerospace and geospatial software development labor, third-party data and imagery, internal labor to support the ground stations and space operations, and cloud computing and hosting services.
Product costs primarily include the cost of internal labor for product design, integration and engineering in support of long-term development contracts for launch vehicle, satellite and payload systems. The Company also incurs subcontract direct materials and external labor costs to build and test specific components such as the communications system, payload demands and sensor integration. Costs are expensed as incurred except for incremental costs to obtain or fulfill a contract, which are capitalized and amortized on a systematic basis consistent with the transfer of goods and services.
Indirect costs incurred within or allocated to the Company’s customers are classified as overhead (included in product and services costs based on the nature of the contract). The Company does not have any contracts that are subject to U.S. Government Cost Accounting Standards.

Contract Assets and Liabilities
Contract Assets and Liabilities
Contracts are typically billed to the customer using milestone payments and, as a result, the timing of revenue recognition, customer billings and cash collections results in a net contract asset or liability at the end of each reporting period.
Contract assets include unbilled receivables, which is the amount of revenue recognized that exceeds the amount billed to the customer, where right to payment is not just subject to the passage of time; incremental costs to obtain contracts, primarily comprised of contract commissions; and costs to fulfill the contracts. Contract liabilities consist of deferred revenue and billings in excess of costs.
Incremental costs incurred to obtain or fulfill a contract are capitalized and amortized on a systematic basis consistent with the transfer of goods or services to the customer to which the capitalized costs relate. For the contracts less than one year, the Company has elected the practical expedient not to capitalize associated incremental costs. As of December 31, 2020, current costs to obtain or fulfill a contract were $0.3 million and are included in contract assets within the consolidated balance sheets.
The Company’s average payment terms are 30 days and sales arrangements do not include any significant financing components for its customers. Any payments that are received from a customer in advance of satisfaction of a related performance obligation, as well as billings in excess of revenue recognized, are deferred and treated as a contract liability. Advance payments and billings in excess of revenue recognized are classified as current or non-current
contract liabilities based on the timing of when the recognition of revenue is expected.
Changes in contract liabilities are primarily due to the timing difference between the Company’s performance of services and payments from customers. To determine revenue recognized from contract liabilities during the reporting periods, the Company allocates revenue to individual contract liability balances and applies revenue recognized during the reporting periods first to the beginning balances of contract liabilities until the revenue exceeds the balances.

Research and Development Costs
Research and Development Costs
The Company primarily incurs research and development costs for data science modeling and algorithm development related to its geospatial analytical platform. In addition, the Company recognizes costs incurred before the technological feasibility stage for internal projects, such as aerospace and other satellite developments, as research and development costs.

Advertising Costs
Advertising Costs
Advertising costs are expenses associated with promoting the Company’s services and products. Advertising costs are expensed as incurred and included in selling, general and administrative expenses in the accompanying consolidated statement of operations. For the years ended December 31, 2020 and 2019, advertising costs were $0.5 million and $0.2 million, respectively.

Warrant Liability
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”) and ASC 815, “
Derivatives and Hedging
” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments that would require classification as a liability under ASC 480, as well as whether the warrants qualify for equity classification or require liability classification after consideration of the guidance and criteria outlined in ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions that impact classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and remeasured at fair value as of each balance sheet date thereafter. The Company accounted for the warrants issued in connection with the Bridge Notes in accordance with the guidance contained in ASC
815-40-15-7D,
under which the warrants did not meet the criteria for equity treatment and were recorded as liabilities. Accordingly, the Company classified the warrants as liabilities at their fair value and adjusted the warrants to fair value at each reporting period and at conversion. These liabilities were subject to re-measurement
at each balance sheet date until exercised, and any change in fair value was recognized in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss. At the consummation of the Merger, all of the outstanding Legacy BlackSky class A common stock warrants issued in connection with the Bridge Notes and accounted for as liabilities were automatically net exercised into Legacy BlackSky class A common shares and then exchanged for 3.9 million BlackSky common shares based upon the class A common stock exchange ratio. As such, these warrants issued in connection with the Bridge Notes are no longer presented in the Company’s unaudited condensed consolidated balance sheets as of September 30, 2021.
As of September 30, 2021, the Company’s balance sheet included certain liability classified warrants that were issued at the time of Osprey’s initial public offering (“the IPO”) and remained unexercised subsequent to the Merger. The fair value of the redeemable warrants sold as part of the units issued upon consummation of Osprey’s IPO (the “Public Warrants”), and which the Company has recorded as a long-term
liability, was estimated as of the date of the Merger and as of September 30,
2021
using the Public Warrants’ quoted market price. The
non-redeemable
private placement warrants (“Private Placement Warrants”) were valued using a Black-Scholes option pricing model for initial and subsequent measurements and were also recorded as a long-term liability in the Company’s unaudited condensed consolidated balance sheets. The liabilities associated with the Public Warrants and the Private Placement Warrants are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company accounts for income taxes following the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date.
The Company measures deferred tax assets based on the amount that the Company believes is more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including reversals of existing taxable temporary differences, tax-planning
strategies, and historical results of recent operations. In evaluating the objective evidence that historical results provide, the Company considers three trailing years of cumulative operating income or loss. Valuation allowances are provided, if, based upon the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. A full valuation allowance was recorded against the deferred tax assets as of December 31, 2020 and 2019. Changes in tax laws and rates may affect recorded deferred tax assets and liabilities and the Company’s effective tax rate in the future.
The Company believes that its tax positions comply with applicable tax law. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
The Company’s income tax expense and liability

and/or receivable, deferred tax assets and liabilities, and liabilities for uncertain tax benefits reflect management’s best assessment of estimated current and future taxes to be paid or received.

Deferred offering costs
Deferred Offering Costs
Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Company’s planned reverse recapitalization transaction (refer to Note 23). These costs will be charged to stockholders’ equity (deficit) upon the completion of the reverse recapitalization transaction. During the year ended December 31, 2020 the Company did not incur any offering costs related to the transaction and, as such, did not capitalize any offering costs in the consolidated balance sheet as of December 31, 2020.

Stock-Based Compensation
Stock-Based Compensation
The Company issued equity and equity-based awards under its 2014 Stock Incentive Plan (the “2014 Plan”) and 2011 Stock Incentive Plan (the “2011 Plan”) (collectively the “Plans”), which are administered by the Company’s Board of Directors. Under the 2011 Plan, options to purchase up to 146,721 shares of the common stock have been authorized. Under the 2014 Plan, options to purchase up to 8,960,602 shares of the common stock have been authorized. Grants are approved by the Board of Directors. Option awards that have been canceled, forfeited, or expired are available for issuance and use in connection with future awards.
The Company uses the Black-Scholes option pricing model to value all options and the straight-line method to amortize this fair value as compensation cost over the requisite service period. The fair value of each option granted has been estimated as of the date of grant using the following inputs for the years ended December 31, 2020 and 2019.
Expected Dividend Yield
. The Black-Scholes valuation model requires an expected dividend yield as an input. The dividend yield is based on historical experience and expected future changes. The Company currently has no plans to pay dividends on its common stock.
Expected Volatility
. The expected volatility of options granted was estimated based upon the historical share price volatility of comparable publicly traded companies.
Risk-free Interest Rate
. The yield on actively traded
non-inflation
indexed U.S. Treasury notes was used to extrapolate an average risk-free interest rate based on the expected term of the underlying grants.
Expected Term.
The expected term is the estimated duration to a liquidation event based on a weighted average consideration of the most likely exit prospects for this stage of development. The Company is privately funded, and the lack of marketability is factored into the expected term of options granted. The Company will continue to review its estimate in the future and adjust it, if necessary, due to changes in the Company’s historical exercises.
The most significant assumption used in determining the fair value of the Company’s equity-based awards is the estimated fair value of common stock on the grant date. In order to the determine the fair value of the common stock on the grant date, a valuation analysis is performed by management, with the assistance of a third-party valuation firm, using a combination of market and income approaches.
In the year ended December 31, 2019, the Company adjusted the exercise price of all outstanding common stock options. For each award, the Company calculated incremental fair value, which is the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. The incremental fair value was recognized as stock-based compensation expense to the extent that the modified stock option was vested, and for stock options that are unvested, will be recognized as stock-based compensation expense over the remaining vesting period.

Segment Information
Segment Information
The Company’s Chief Operating Decision Maker (as defined under US GAAP), who is the Company’s Chief Executive Officer, has determined the allocation of resources and assessed performance based upon the consolidated results of the Company. Accordingly, the Company is currently deemed to be comprised of only one operating segment and one reportable segment. This segment, which comprises the continuing operations of the Company’s single operating and reportable segment, provides geospatial intelligence, imagery and related data analytic products and services, and mission systems that include the development, integration, and operation of satellite and ground systems to government and commercial customers.

Segment Informatio
n
The Company historically has organized its operations around two operating segments, the Launch Division and the BlackSky Division. Prior to being sold, the Launch Division provided small satellite launch brokerage services to customers, including manifesting, certifying, and integrating auxiliary payloads onto a single launch vehicle. The Company agreed to sell the Launch Division on January 31, 2020. The BlackSky Division which is currently the only operating segment of the Company provides geospatial intelligence, imagery and related data analytic products and services, and mission systems that include the development, integration, and operations of satellite and ground systems to commercial and government customers.
The Company’s Chief Operating Decision Maker is the President, who determines the allocation of resources and assesses performance using the consolidated results of BlackSky.

Debt - Application of the Fair Value Option
Debt - Application of the Fair Value Option
During the nine months ended September 30, 2021, the Company issued three tranches of subordinated, unsecured convertible promissory notes (collectively, the “Bridge Notes”) (refer to the discussion included in Note 13). The Company elected to account for the Bridge Notes under the fair value option. In accordance with the application of the fair value option, the Company (i) recorded the Bridge Notes at their fair values as of the dates of issuance and (ii) remeasured the fair value of the Bridge Notes at each balance sheet date and at the conversion date, which was the date of the Merger. Both the initial and subsequent measurement of the fair value of the Bridge Notes contemplated all of their terms and all of the notes’ features. Accordingly, when the fair value option was applied, the Company did not separately evaluate the Bridge Notes for the existence of embedded features that would require bifurcation as embedded derivatives under other accounting guidance. Changes to the fair value of the Bridge Notes between balance sheet dates are reported within other (expense)/income, net in the unaudited condensed consolidated statements of operations and comprehensive loss if such changes are attributable to base market risk. Changes to the fair value of the Bridge Notes are reported in other comprehensive loss in the unaudited condensed consolidated statements of operations and comprehensive loss if such changes were attributable to instrument-specific credit risk. All debt issuance costs incurred in connection with Bridge Notes accounted for pursuant to the fair value option were expensed as incurred. The Company did not separately report interest expense attributable to the Bridge Notes accounted for pursuant to the fair value option in the unaudited condensed consolidated statements of operations and comprehensive loss. Accrued interest, which did not become due until maturity of the Bridge Notes, was included in the determination of the fair value of the Bridge Notes and changes thereto. These Bridge Notes converted at the closing of the Merger (Note 13) and as of September 30, 2021, the Company did not have any Bridge
Notes
outstanding.

Sponsor Shares
Sponsor Shares
Osprey
pre-Merger
class B common shares were exchanged for the Company’s class A common shares at the consummation of the merger (“Sponsor Shares”). A portion of these shares are subject to specific lock-up
provisions and potential forfeitures depending upon the post-Merger performance of the Company’s class A common stock (“Sponsor
Earn-Out
Shares”). Variable-settled equity instruments that do not meet all the criteria for equity classification are required to be recorded at their initial fair value on the date of issuance, and remeasured at fair value as of each balance sheet date thereafter. The Company accounted for the Sponsor Shares in accordance with the guidance contained in ASC
815-40,
under which the Sponsor Shares did not meet the criteria for equity treatment and were recorded as liabilities at their fair value and adjusted to fair value at each reporting period. The change in fair value was recognized in loss on derivatives in the unaudited condensed consolidated statements of operations and comprehensive loss.

Transaction Costs
Transaction Costs
Transaction costs consist of legal fees, accounting fees, underwriting fees, and other third-party costs related directly to the Reverse Recapitalization. In a reverse recapitalization transaction between a private operating company and a public shell company that has cash on its balance sheet that is accounted for as the issuance of equity by the accounting acquirer for the cash of the shell company, the transaction costs incurred by Legacy BlackSky were permitted to be charged directly to equity. Upon the closing of the Merger, $19.2 million of transaction costs that had been incurred by Legacy BlackSky, inclusive of amounts that previously had been capitalized as other assets prior to the closing of the Merger, were recorded as a reduction to additional paid-in
capital in the unaudited condensed consolidated statements of changes in redeemable preferred stock and stockholders’ equity/(deficit) and unaudited condensed consolidated balance sheets, and as a reduction to proceeds from the transaction in the unaudited condensed consolidated statements of cash flows. The transaction costs of $0.3 million related to the Sponsor
Earn-Out
Shares were expensed. There were no deferred transaction costs capitalized as of December 31, 2020.

Accounting Standards Recently Adopted and Accounting Standards Recently Issued But Not Yet Adopted
Accounting Standards Recently Adopted
In August 2018, the FASB issued ASU
No. 2018-15,
“
Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
” The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. The update requires an entity to determine which implementation costs to capitalize as an asset related to the service contract and subsequently expense over the term of the hosting arrangement, versus which costs to expense as activities are performed. In addition, the update provides specific guidance regarding the income statement, cash flow statement, and balance sheet presentation of amounts recognized for, payments of, and prepayments attributable to capitalized implementation costs, respectively. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The update also permits early adoption, including adoption in any interim period. The Company adopted the guidance on January 1, 2021. Adoption of the standard did not have a material impact to the consolidated financial statements.
Accounting Standards Recently Issued But Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02
“
Leases
”
.
The
amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance is effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption permitted. The Company is currently in the planning stage and will adopt the guidance for the fiscal year beginning on January 1, 2022. The Company expects the adoption of the standard to have a material impact to the unaudited condensed consolidated balance sheets, since the Company will be required to report operating leases in the unaudited condensed consolidated balance sheets for the first time. The Company is in the early stages of its adoption efforts and cannot yet reasonably estimate the impact to the consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
”. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. A new methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which would include losses on trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740):
“
Simplifying the Accounting for Income Taxes
”. The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. The Company is currently in the planning stage and will adopt the guidance for the fiscal year beginning on January 1, 2022. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
“
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)—Accounting
For Convertible Instruments and Contracts in an Entity’s Own Equity
”. The amendments in this update address issues identified as a result of the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and expects to adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, that adoption will have on its consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
“
Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)
”
,
which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. The Company plans to adopt this guidance as of January 1, 2022 and is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

Accounting Standards Recently Adopted
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU
2014-09.
This update supersedes the revenue recognition requirements in Topic 605, “
Revenue Recognition” (“ASC 605”)
, by creating a new ASC 606. The guidance in this update affects most entities that either enter into contracts with customers to transfer goods or services or enter into contracts for the trade of nonfinancial assets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, various updates have been issued to clarify the guidance in ASC 606. The Company adopted the standard on January 1, 2020 on a modified retrospective basis with the cumulative effect of initially applying these updates recognized at the date of initial application. Refer to Note 4 for the cumulative effect of the initial application, which the Company recognized as an adjustment to accumulated deficit at January 1, 2020.
In January 2017, the FASB issued ASU
2017-04,
“
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.
” This update eliminated Step 2 of the current goodwill impairment test, which previously required a hypothetical purchase price allocation to measure goodwill impairment. Under the new guidance, a goodwill impairment loss is measured at the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the recorded amount of goodwill. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. Early adoption is also permitted, and the Company adopted the amendment on January 1, 2019. The adoption of this ASU did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.
Accounting Standards Recently Issued But Not Yet Adopted
The Company is an “emerging growth Company” (“EGC”) as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) to not opt out of the extended transition period as provided by the JOBS Act. As such, when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is not an emerging growth company, and which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.
In February 2016, the FASB issued ASU
2016-02,
“Leases”
the
amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance is effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption is permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2022. The Company expects the adoption of the standard to have a material impact on the consolidated balance sheet, since the Company will be required to report operating leases on the consolidated balance sheets for the first time, however at this time the Company has yet to begin its adoption efforts and cannot reasonably estimate the impact to its consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. New methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which may include trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.”
The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with those incurred to develop or obtain internal-use
software. The update requires the entity to determine which implementation costs to capitalize and expense over the term of the hosting arrangement. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The Company is currently in the planning stage and will adopt the guidance on January 1, 2021. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (“ASU
2019-12”
). The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2022. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)—
Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity”
. The amendment in this update addresses issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and will adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, to its consolidated financial statements.